Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt
Schedule of long-term debt
Lender	As of June 30, 2012	Current portion	Long-term portion	As of December 31, 2011	Current portion	Long-term portion
The Royal Bank of Scotland	$686,800	$202	$686,598	$663,300	$—	$663,300
HSH Nordbank	35,000	2,038	32,962	35,000	—	35,000
The Export-Import Bank of Korea (“KEXIM”)	44,495	10,369	34,126	49,679	10,369	39,310
The Export-Import Bank of Korea & ABN Amro	84,984	11,250	73,734	90,609	11,250	79,359
Deutsche Bank	180,000	1,053	178,947	180,000	—	180,000
Emporiki Bank of Greece	156,800	2,191	154,609	156,800	—	156,800
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	—	658,160	664,325	—	664,325
Credit Suisse	221,100	2,371	218,729	221,100	—	221,100
ABN Amro-Lloyds TSB-National Bank of Greece	253,200	2,334	250,866	253,200	—	253,200
Deutsche Schiffsbank-Credit Suisse-Emporiki Bank of Greece	298,500	4,117	294,383	298,500	—	298,500
The Royal Bank of Scotland (New Credit Facility)	100,000	1,911	98,089	57,200	—	57,200
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (New Credit Facility)	123,750	7,207	116,543	70,250	—	70,250
ABN Amro-Lloyds TSB-National Bank of Greece (New Credit Facility)	37,100	2,800	34,300	37,100	—	37,100
Sinosure CEXIM-Citi-ABN Amro Credit Facility	193,230	20,340	172,890	203,400	20,340	183,060
Club Facility (New Credit Facility)	83,900	—	83,900	16,780	—	16,780
Citi-Eurobank (New Credit Facility)	80,000	2,278	77,722	—	—	—
Comprehensive Financing Plan exit fee accrued	2,505	—	2,505	1,592	—	1,592
Fair value hedged debt	2,443	—	2,443	3,412	—	3,412
Total long-term debt	$3,241,967	$70,461	$3,171,506	$3,002,247	$41,959	$2,960,288
Hyundai Samho Vendor Financing	$190,000	$39,551	$150,449	$65,145	$10,857	$54,288

Schedule of maturities of long-term debt for the next five years and thereafter

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
June 30, 2013	$61,440	$9,021	$—	$70,461
June 30, 2014	129,274	31,779	—	161,053
June 30, 2015	142,861	42,674	—	185,535
June 30, 2016	168,810	111,926	—	280,736
June 30, 2017	185,475	194,544	—	380,019
June 30, 2018 and thereafter	407,289	271,118	1,480,808	2,159,215
Total long-term debt	$1,095,149	$661,062	$1,480,808	$3,237,019

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances, as such amount will be determinable following the fixed and variable amortization.

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867
Total						786,956,945

*            The Company may elect to make the scheduled payments shown in the above table three months earlier.

Hyundai Samho vendor financing
Long-Term Debt
Schedule of maturities of long-term debt for the next five years and thereafter

Payment due by period ended
June 30, 2013	$39,551
June 30, 2014	57,388
June 30, 2015	57,388
June 30, 2016	35,673
Total vendor financing	$190,000

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
Previously Existing Credit Facilities
The Royal Bank of Scotland(2)	$686.8

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Hyundai Federal (ex APL Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2

The Elbe, the Kalamata, the Komodo, the Henry, the Hyundai Commodore (ex APL Commodore), the Hyundai Duke (ex APL Duke), the Independence, the Marathonas, the Messologi, the Mytilini, the Hope, the Honour, the SCI Pride, the Lotus, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter

Emporiki Bank of Greece S.A.	$156.8	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$180.0	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston
Credit Suisse	$221.1	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$253.2	The YM Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Deutsche Schiffsbank—Credit Suisse—Emporiki Bank	$298.5	The ZIM Dalian, the Hanjin Santos YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$35.0	The Deva and the Derby D
KEXIM	$44.5	The CSCL Europe and the CSCL America
KEXIM—ABN Amro	$85.0	The CSCL Pusan and the CSCL Le Havre
New Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank	$123.8	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS	$100.0	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$37.1	The Hanjin Greece
Club Facility	$83.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$80.0	The Hyundai Ambition
Sinosure-CEXIM-Citi-ABN Amro	$193.2	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Hyundai Samho Vendor	$190.0	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany

(1)                                 As of June 30, 2012.

(2)                                 Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)                                 Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.